SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Offsetting Assets [Line Items]
Note derivative balance	$ 3,777,148	$ 10,489,606
Note derivative (gain) loss	(17,229,161)	(10,950,017)
Convertible Notes [Member]
Offsetting Assets [Line Items]
Note derivative balance	7,679	101,924
Note derivative (gain) loss	(94,245)	(2,611,410)
Underwriter Warrants [Member]
Offsetting Assets [Line Items]
Note derivative balance	664	6,531
Note derivative (gain) loss	(5,867)	(57,951)
Warrants Issued With Common Stock [Member]
Offsetting Assets [Line Items]
Note derivative balance	3,326,235	6,109,559
Note derivative (gain) loss	(2,783,324)	(6,170,728)
Warrants Issued With Notes Payable One [Member]
Offsetting Assets [Line Items]
Note derivative balance	315,768
Note derivative (gain) loss	(14,181,913)
Warrants Issued With Notes Payable Two [Member]
Offsetting Assets [Line Items]
Note derivative balance	126,802
Note derivative (gain) loss	$ (163,812)
Profit Guaranty [Member]
Offsetting Assets [Line Items]
Note derivative balance		1,456,854
Note derivative (gain) loss		395,304
Other Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss		(1,604,413)
Warrants Issued With Notes Payable [Member]
Offsetting Assets [Line Items]
Note derivative balance		2,814,738
Note derivative (gain) loss		$ (900,819)